Investment Portfolio	as of May 31, 2019 (Unaudited)

DWS International Growth Fund

	Shares	Value ($)
Common Stocks 96.5%
Argentina 2.2%
Globant SA*	115,990	10,768,512
Grupo Supervielle SA (ADR) (a)	133,000	776,720
(Cost $8,096,143)		11,545,232
Brazil 0.8%
Pagseguro Digital Ltd. "A"* (Cost $3,579,072)	135,500	4,338,710
Canada 10.0%
Agnico Eagle Mines Ltd.	165,100	7,200,832
Alimentation Couche-Tard, Inc. "B"	140,000	8,592,039
Brookfield Asset Management, Inc. "A"	332,000	15,229,358
Canada Goose Holdings, Inc.* (a)	102,600	3,456,184
Canadian National Railway Co.	79,800	7,074,309
Gildan Activewear, Inc.	76,700	2,767,579
Toronto-Dominion Bank	146,000	7,982,687
(Cost $36,435,305)		52,302,988
China 7.7%
Alibaba Group Holding Ltd. (ADR)*	50,000	7,463,000
Luckin Coffee, Inc.* (a)	111,348	2,238,095
Minth Group Ltd.	904,633	2,622,562
Momo, Inc. (ADR)	112,000	3,087,840
New Oriental Education & Technology Group, Inc. (ADR)*	40,328	3,454,093
Ping An Healthcare and Technology Co., Ltd. 144A* (a)	69,900	314,041
Ping An Insurance (Group) Co. of China Ltd. "H"	1,144,000	12,633,263
Tencent Holdings Ltd.	207,000	8,611,869
(Cost $32,110,014)		40,424,763
Denmark 0.8%
Chr Hansen Holding AS (Cost $3,507,046)	40,000	4,164,365
Finland 0.8%
Sampo Oyj "A" (Cost $4,951,240)	101,118	4,379,884
France 12.3%
Airbus SE	39,500	5,072,125
BNP Paribas SA (a)	60,000	2,737,498
Capgemini SE	70,750	7,914,501
EssilorLuxottica SA	26,595	3,066,144
LVMH Moet Hennessy Louis Vuitton SE	28,500	10,794,785
SMCP SA 144A* (a)	266,037	3,980,324
Teleperformance	38,500	7,387,595
TOTAL SA	166,200	8,648,397
VINCI SA	93,000	9,192,486
Vivendi SA	199,600	5,378,269
(Cost $61,899,020)		64,172,124
Germany 11.5%
adidas AG	10,200	2,913,907
Allianz SE (Registered)	38,000	8,435,174
BASF SE	75,400	4,980,707
Continental AG	18,700	2,540,297
Deutsche Boerse AG	90,000	12,434,444
Deutsche Post AG (Registered)	87,000	2,561,631
Evonik Industries AG	186,600	4,902,346
Fresenius Medical Care AG & Co. KGaA	101,000	7,349,861
LANXESS AG	71,500	3,579,351
SAP SE	54,000	6,642,263
Siemens AG (Registered)	35,000	3,957,722
(Cost $64,617,887)		60,297,703
Hong Kong 0.9%
Techtronic Industries Co., Ltd. (Cost $1,463,460)	718,001	4,582,886
Ireland 1.5%
Kerry Group PLC "A" (Cost $4,888,390)	70,000	8,090,271
Japan 10.4%
Daikin Industries Ltd.	80,400	9,744,602
FANUC Corp.	14,700	2,476,517
Fast Retailing Co., Ltd.	16,800	9,680,050
Hoya Corp.	90,100	6,238,584
Kao Corp.	50,000	3,890,279
Keyence Corp.	13,700	7,706,109
Komatsu Ltd.	118,800	2,610,145
MISUMI Group, Inc.	179,989	4,212,976
Mitsubishi UFJ Financial Group, Inc.	694,800	3,192,769
Pigeon Corp.	125,200	4,712,314
(Cost $52,297,287)		54,464,345
Korea 1.4%
Samsung Electronics Co., Ltd. (Cost $9,033,287)	202,000	7,188,303
Luxembourg 1.0%
Eurofins Scientific SE (a) (Cost $2,599,357)	11,500	5,201,508
Macau 0.9%
Sands China Ltd. (Cost $5,676,319)	1,070,800	4,847,389
Malaysia 0.9%
IHH Healthcare Bhd. (Cost $4,445,595)	3,592,600	4,707,636
Netherlands 3.5%
Adyen NV 144A*	388	311,633
ASML Holding NV	23,300	4,392,805
Core Laboratories NV (a) (b)	26,600	1,267,224
ING Groep NV	534,868	5,781,486
Koninklijke Philips NV	166,000	6,562,423
(Cost $21,723,204)		18,315,571
Norway 0.7%
Mowi ASA (Cost $1,730,463)	150,000	3,474,404
Singapore 2.2%
DBS Group Holdings Ltd. (Cost $10,214,695)	646,700	11,414,649
South Africa 1.1%
Naspers Ltd. "N" (Cost $5,743,328)	25,500	5,740,594
Sweden 2.9%
Assa Abloy AB "B"	213,000	4,158,382
Hexagon AB "B"	59,000	2,741,088
Nobina AB 144A	766,000	4,286,414
Spotify Technology SA* (b)	30,600	3,842,748
(Cost $15,411,772)		15,028,632
Switzerland 8.8%
Alcon, Inc.*	20,948	1,216,246
Julius Baer Group Ltd.*	39,600	1,564,269
Lonza Group AG (Registered)*	51,400	15,755,992
Nestle SA (Registered)	117,000	11,623,549
Novartis AG (Registered)	104,740	8,980,835
Roche Holding AG (Genusschein)	27,000	7,085,856
(Cost $33,743,495)		46,226,747
Taiwan 1.0%
Taiwan Semiconductor Manufacturing Co., Ltd. (Cost $4,225,874)	698,000	5,180,228
United Kingdom 7.1%
Clinigen Healthcare Ltd.*	315,000	4,008,100
Compass Group PLC	225,250	5,099,433
Experian PLC	430,800	12,988,358
Farfetch Ltd. "A"* (b)	132,200	2,650,610
Halma PLC	213,000	4,881,910
Prudential PLC	376,500	7,493,988
(Cost $30,148,057)		37,122,399
United States 6.1%
Activision Blizzard, Inc.	83,400	3,617,058
EPAM Systems, Inc.*	44,200	7,628,478
Marsh & McLennan Companies, Inc.	58,500	5,592,600
MasterCard, Inc. "A"	26,300	6,614,187
NVIDIA Corp.	10,743	1,455,247
Schlumberger Ltd.	83,604	2,900,222
Thermo Fisher Scientific, Inc.	15,000	4,004,700
(Cost $19,686,206)		31,812,492
Total Common Stocks (Cost $438,226,516)		505,023,823
Convertible Preferred Stocks 0.2%
United States
Providence Service Corp. 5.5% (c) (Cost $572,300)	5,723	928,194
Other Investments 0.3%
Brazil
Companhia Vale do Rio Doce (Cost $0)	389,000	1,757,163
Securities Lending Collateral 2.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.29% (d) (e) (Cost $12,346,274)	12,346,274	12,346,274
Cash Equivalents 2.2%
DWS Central Cash Management Government Fund, 2.40% (d) (Cost $11,787,238)	11,787,238	11,787,238
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $462,932,328)	101.6	531,842,692
Other Assets and Liabilities, Net	(1.6)	(8,604,074)
Net Assets	100.0	523,238,618

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended May 31, 2019 are as follows:

Value ($) at 8/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 5/31/2019	Value ($) at 5/31/2019
Securities Lending Collateral 2.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.29% (d) (e)
5,731,305	6,614,969 (f)	—	—	—	206,011	—	12,346,274	12,346,274
Cash Equivalents 2.2%
DWS Central Cash Management Government Fund, 2.40% (d)
9,939,066	69,196,265	67,348,093	—	—	79,236	—	11,787,238	11,787,238
15,670,371	75,811,234	67,348,093	—	—	285,247	—	24,133,512	24,133,512

*		Non-income producing security.
(a)		All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at May 31, 2019 amounted to $12,868,910, which is 2.5% of net assets.
(b)		Listed on the New York Stock Exchange.
(c)		Investment was valued using significant unobservable inputs.
(d)		Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)		Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $1,273,281.
(f)		Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2019.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt

At May 31, 2019 the DWS International Growth Fund had the following sector diversification:
Sector Diversification	Market Value ($)	As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral
Financials	99,648,789	20%
Industrials	80,306,148	16%
Information Technology	77,763,974	15%
Consumer Discretionary	73,315,046	14%
Health Care	72,353,976	14%
Consumer Staples	40,382,856	8%
Materials	26,584,764	5%
Communication Services	24,537,784	5%
Energy	12,815,843	3%
Total	507,709,180	100%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2019 in valuing the Fund’s investments

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$11,545,232	$—	$—	$11,545,232
Brazil	4,338,710	—	—	4,338,710
Canada	52,302,988	—	—	52,302,988
China	16,243,028	24,181,735	—	40,424,763
Denmark	—	4,164,365	—	4,164,365
Finland	—	4,379,884	—	4,379,884
France	—	64,172,124	—	64,172,124
Germany	—	60,297,703	—	60,297,703
Hong Kong	—	4,582,886	—	4,582,886
Ireland	—	8,090,271	—	8,090,271
Japan	—	54,464,345	—	54,464,345
Korea	—	7,188,303	—	7,188,303
Luxembourg	—	5,201,508	—	5,201,508
Macau	—	4,847,389	—	4,847,389
Malaysia	—	4,707,636	—	4,707,636
Netherlands	1,267,224	17,048,347	—	18,315,571
Norway	—	3,474,404	—	3,474,404
Singapore	—	11,414,649	—	11,414,649
South Africa	—	5,740,594	—	5,740,594
Sweden	3,842,748	11,185,884	—	15,028,632
Switzerland	—	46,226,747	—	46,226,747
Taiwan	—	5,180,228	—	5,180,228
United Kingdom	2,650,610	34,471,789	—	37,122,399
United States	31,812,492	—	—	31,812,492
Convertible Preferred Stocks	—	—	928,194	928,194
Other Investments	1,757,163	—	—	1,757,163
Short-Term Investments (g)	24,133,512	—	—	24,133,512
Total	$149,893,707	$381,020,791	$928,194	$531,842,692

(g)	See Investment Portfolio for additional detailed categorizations.